CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	¥ (539,170)	¥ 17,335
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,290	46,174
Losses on sales of directly-operated salons to franchisees		9,600
Allowance for doubtful accounts	(11,376)	271
Impairment loss on investments	10,544
Losses on disposal of property and equipment, net and other intangible assets, net	33,841	4,631
Impairment loss on long-lived assets	106,501	44,546
Gain from bargain purchases		(6,487)
Deferred income tax (benefit) expense	(107,264)	5,739
Other non-cash (gains) expense - net	1,903	(895)
Changes in operating assets and liabilities:
Accounts receivable-trade, net	189,143	(66,877)
Accounts receivable-other	(48,031)	(36,190)
Inventories	(2,445)	892
Prepaid expenses and other current assets	(8,167)	(39,698)
Lease and guarantee deposits	58,468	(14,163)
Accounts payable	(55,574)	(18,729)
Accrued expenses	206,706	116,856
Accrued income taxes	25,364	4,200
Contract liability	(160,595)
Advances received	(15,322)	(39,177)
Other current liabilities	(3,389)	10,226
Deposit received	(98,925)	(20,871)
Other assets and other liabilities - net	(10,922)	(9,513)
Net cash used in operating activities	(366,420)	7,870
Cash flows from investing activities:
Purchases of time deposits	(26,703)	(37,900)
Proceeds from maturities of time deposits	10,000	6,000
Proceeds from sale of investments	53,000
Acquisition of investment securities		(13,544)
Acquisition of property and equipment	(73,556)	(7,406)
Proceeds from sale of property and equipment	3,227	5,000
Cost additions to internal use software	(30,569)	(12,068)
Acquisition of businesses - net of cash acquired	(99,195)	(3,201)
Proceeds from due from shareholder	8,267	8,412
Payment received on short-term loans receivable	900	450
Payment received on long-term accounts receivable-other, net	15,030	16,326
Net cash used in investing activities	(139,599)	(37,931)
Cash flows from financing activities:
Proceeds from issuance of common stock in initial public offering - net of underwriting discounts and commissions	1,168,627
Proceeds from issuance of common stock		700,000
Net repayment of short-term borrowings	(180,000)
Proceeds from long-term borrowings	775,000
Repayment of long-term borrowings	(206,440)	(234,411)
Payment of installment payables related to business acquisitions	(33,949)	(82,812)
Payment of deferred offering costs	(97,857)	(43,283)
Repayment of corporate bonds		(7,500)
Proceeds from issuance of stock options	6,750
Net cash (used in) provided provided by financing activities	1,432,131	331,994
Net decrease in cash and cash equivalents	926,112	301,933
Cash and cash equivalents at beginning of period	513,621	211,688
Cash and cash equivalents at end of period	1,439,733	513,621
Cash paid during the year for:
Interest	10,219	11,872
Income taxes	7,005	24,344
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	604,703	749,008
Purchases of property and equipment included in accrued expenses	29,244
Purchases of intangible assets included in accrued expenses	1,535	3,321
Payables related to acquisition of businesses included in accrued expenses	1,667	48,901
Deferred offering costs included in accrued expenses	¥ 261,619	¥ 14,226